Investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Gain (Loss) on Investments [Line Items]
Equity method Investments, carrying value	¥ 258,180	¥ 194,188
Held-to-maturity Securities
Gain (Loss) on Investments [Line Items]
Impairment loss on securities	¥ 0	0	¥ 0
Orient Corporation
Gain (Loss) on Investments [Line Items]
Percentage of proportionate share to the total outstanding common shares	49.00%
Equity securities (marketable)
Gain (Loss) on Investments [Line Items]
Equity method Investments, carrying value	¥ 124,830	84,183
Equity method Investments, aggregated market values	¥ 277,508	¥ 121,198